Operating Segment Information and Concentrations of Risk - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Net sales	$ 2,054.5	$ 1,921.6	$ 1,728.2
Total Identifiable Assets	2,351.0	2,012.7
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,459.9	1,293.8
General Corporate [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	891.1	718.9
North America [Member]
Segment Reporting Information [Line Items]
Net sales	1,592.8	1,509.9	1,348.8
North America [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	1,103.6	953.1
Australia [Member]
Segment Reporting Information [Line Items]
Net sales	301.1	252.5	228.4
Australia [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	242.6	237.0
New Zealand [Member]
Segment Reporting Information [Line Items]
Net sales	76.8	73.3	61.4
New Zealand [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	34.8	31.8
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	83.8	85.9	$ 89.6
Other Countries [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Identifiable Assets	$ 78.9	$ 71.9